Note 22 - Leases - Future Cash Outflows (IFRS 16) (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Future cash outflow not reflected in lease liabilities: [Abstract]
Not later than one year	€ 14	€ 14
Later than one year and not later than five years	590	613
Later than five years	4,318	5,226
Future cash outflows not reflected in lease liabilities	€ 4,922	€ 5,852